Investments and Derivative Instruments (Cash Flow Hedges) (Details) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	$ 131	$ 178	$ 82
Interest Rate Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(158)	26	245
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	(2)	0	(2)
Interest Rate Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	70	85	6
Interest Rate Swap [Member] | Net Investment Income [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	57	97	77
Foreign Currency Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	12	(18)	(5)
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	0	0
Foreign Currency Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	$ 4	$ (4)	$ (1)